UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Your Fund’s Expenses
Franklin Floating Rate Master Series

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/23
Ending
Account
Value 1/31/24
Expenses
Paid During
Period
8/1/23–1/31/24
1,2
Ending
Account
Value 1/31/24
Expenses
Paid During
Period
8/1/23–1/31/24
1,2
a
Annualized
Expense
Ratio

$1,000 $1,068.60 $2.76 $1,022.47 $2.69 0.53%

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Master Series
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2024
(unaudited)
Year Ended July 31,
2023 2022 2021 2020 2019
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.13 $7.00 $7.38 $6.99 $8.18 $8.54
Income from investment operations
a
:
Net investment income .............. 0.329
b
0.567
b
0.292
b
0.301
b
0.415 0.460
Net realized and unrealized gains (losses) 0.150 0.165 (0.341) 0.417 (1.141) (0.378)
Total from investment operations ........ 0.479 0.732 (0.049) 0.718 (0.726) 0.082
Less distributions from:
Net investment income .............. (0.349) (0.602) (0.331) (0.328) (0.464) (0.442)
Net asset value, end of period .......... $7.26 $7.13 $7.00 $7.38 $6.99 $8.18
Total return
c
....................... 6.86% 11.00% (0.73)% 10.51% (9.13)% 0.98%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.56% 0.57% 0.61% 0.58% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.53% 0.53%
e
0.53%
e
0.53%
e
0.53%
e
0.53%
e
Net investment income ............... 9.11% 8.11% 4.01% 4.19% 5.41% 5.29%
Supplemental data
Net assets, end of period (000’s) ........ $432,068 $389,707 $616,607 $430,129 $394,720 $1,054,679
Portfolio turnover rate ................ 13.78% 11.36% 32.84% 74.82% 16.80% 27.92%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited), January 31, 2024
Franklin Floating Rate Master Series
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Industrial Machinery & Supplies & Components
a
UTEX Industries, Inc. .......................... United States 120,386 $ 7,604,362 1 .76
a
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 104,009 18,982 0.00
†
a
Oil & Gas Exploration & Production
Quarternorth Energy Holding, Inc. ................. United States 111,779 18,792,844 4 .35
Total Common Stocks (Cost $ 23,022,766 ) ...............................
26,416,188 6 .11
Management Investment Companies
Asset Management & Custody Banks
b
Franklin Senior Loan ETF ....................... United States 281,166 6,818,275 1 .58
Invesco Senior Loan ETF ....................... United States 289,186 6,075,798 1 .41
12,894,073 2 .99
Total Management Investment Companies (Cost $ 13,304,935 ) .............
12,894,073 2 .99
Preferred Stocks
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 246,320 3,695 0.00
†
a
Total Preferred Stocks (Cost $ 332,425 ) ..................................
3,695 0.00
†
Warrants
a a a a a
Warrants
Industrial Machinery & Supplies & Components
a,c
UTEX Industries, Inc. , 2/20/49 .................... United States 321 233 0.00
†
Total Warrants (Cost $ – ) ...............................................
233 0.00
†
Principal
Amount
*
a
Corporate Bonds
Air Freight & Logistics
d
Rand Parent LLC , Senior Secured Note , 144A, 8.5% ,
2/15/30 ................................... United States 1,450,000 1,436,639 0 .33
Cable & Satellite
d
Directv Financing LLC / Directv Financing Co-Obligor,
Inc. , Senior Secured Note , 144A, 5.875% , 8/15/27 ... United States 1,100,000 1,046,574 0 .24
d
Radiate Holdco LLC / Radiate Finance, Inc. , Senior
Secured Note , 144A, 4.5% , 9/15/26 .............. United States 600,000 464,565 0 .11
1,511,139 0 .35
Cargo Ground Transportation
d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ............... United States 500,000 440,547 0 .10
Casinos & Gaming
d
International Game Technology plc , Senior Secured Note ,
144A, 5.25% , 1/15/29 ......................... United States 400,000 390,657 0 .09
Construction Materials
d
Cemex SAB de CV , Senior Bond , 144A, 5.2% , 9/17/30 . Mexico 750,000 731,221 0 .17
Diversified Chemicals
d
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A,
4.875% , 5/01/28 ............................. United States 1,100,000 1,022,516 0 .24

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Environmental & Facilities Services
d
GFL Environmental, Inc. , Senior Secured Note , 144A,
3.5% , 9/01/28 .............................. Canada 900,000 $ 815,502 0 .19
Health Care Services
d
MPH Acquisition Holdings LLC , Senior Secured Note ,
144A, 5.5% , 9/01/28 ......................... United States 453,000 402,606 0 .10
d
RP Escrow Issuer LLC , Senior Secured Note , 144A,
5.25% , 12/15/25 ............................. United States 1,450,000 1,306,392 0 .30
1,708,998 0 .40
Health Care Supplies
d
Bausch & Lomb Escrow Corp. , Senior Secured Note ,
144A, 8.375% , 10/01/28 ....................... United States 320,000 332,422 0 .08
Independent Power Producers & Energy Traders
d
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 United States 1,100,000 1,046,911 0 .24
Integrated Telecommunication Services
d
Altice France SA ,
Senior Secured Note , 144A, 5.125% , 7/15/29 ....... France 800,000 585,584 0 .13
Senior Secured Note , 144A, 5.5% , 10/15/29 ........ France 1,270,000 937,265 0 .22
1,522,849 0 .35
Investment Banking & Brokerage
d
Jane Street Group / JSG Finance, Inc. , Senior Secured
Note , 144A, 4.5% , 11/15/29 .................... United States 800,000 732,143 0 .17
Metal, Glass & Plastic Containers
d
Ardagh Packaging Finance plc / Ardagh Holdings USA,
Inc. , Senior Secured Note , 144A, 4.125% , 8/15/26 ... United States 900,000 809,186 0 .19
Movies & Entertainment
d
Banijay Entertainment SASU , Senior Secured Note ,
144A, 8.125% , 5/01/29 ........................ France 600,000 620,791 0 .14
Multi-line Insurance
d
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured
Note , 144A, 4.25% , 2/15/29 .................... United States 529,400 475,191 0 .11
Oil & Gas Storage & Transportation
Cheniere Energy, Inc. , Senior Secured Note , 4.625% ,
10/15/28 .................................. United States 450,000 435,676 0 .10
Paper & Plastic Packaging Products & Materials
d
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen
Group Issuer, Inc. , Senior Secured Note , 144A,
4.375% , 10/15/28 ............................ United States 375,000 350,250 0 .08
d
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen
Group Issuer LLC , Senior Secured Note , 144A, 4% ,
10/15/27 .................................. United States 800,000 746,652 0 .17
1,096,902 0 .25
Passenger Airlines
d
American Airlines, Inc. , Senior Secured Note , 144A,
8.5% , 5/15/29 .............................. United States 1,300,000 1,378,829 0 .32
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 ......... United States 741,974 734,466 0 .17
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured
Note , 144A, 4.5% , 10/20/25 .................... United States 276,864 273,673 0 .06

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
d
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% ,
4/15/26 ................................... United States 1,165,000 $ 1,124,872 0 .26
3,511,840 0 .81
Personal Care Products
d
Coty, Inc. , Senior Secured Note , 144A, 5% , 4/15/26 .... United States 392,000 385,497 0 .09
Security & Alarm Services
d
Allied Universal Holdco LLC / Allied Universal Finance
Corp. , Senior Secured Note , 144A, 6.625% , 7/15/26 .. United States 1,850,000 1,824,607 0 .42
Specialized Consumer Services
d
WW International, Inc. , Senior Secured Note , 144A,
4.5% , 4/15/29 .............................. United States 1,892,000 890,583 0 .21
Wireless Telecommunication Services
d
Vmed O2 UK Financing I plc , Senior Secured Bond ,
144A, 4.25% , 1/31/31 ......................... United Kingdom 360,000 315,118 0 .07
Total Corporate Bonds (Cost $ 23,404,068 ) ...............................
22,056,935 5 .10
e
Senior Floating Rate Interests
f
Advertising
Clear Channel Outdoor Holdings, Inc. , CME Term Loan,
B , 9.074% , ( 3-month SOFR + 3.5% ), 8/21/26 ....... United States 87,032 86,170 0 .02
g
MH Sub I LLC (Micro Holding Corp.) , First Lien, 2023
May Incremental CME Term Loan , 9.583% , ( 1-month
SOFR + 4.25% ), 5/03/28 ...................... United States 2,050,854 2,011,919 0 .47
2,098,089 0 .49
a a a a a a
f
Aerospace & Defense
h
Alloy FinCo Ltd. , Term Loan, B , PIK, 14% , ( 3-month USD
LIBOR + 0.5% ), 3/06/25 ....................... United Kingdom 5,358,668 4,593,825 1 .07
Dynasty Acquisition Co., Inc. ,
2023 Specified Refinancing CME Term Loan, B1 ,
9.333% , ( 1-month SOFR + 4% ), 8/24/28 .......... United States 338,838 339,473 0 .08
2023 Specified Refinancing CME Term Loan, B2 ,
9.333% , ( 1-month SOFR + 4% ), 8/24/28 .......... United States 145,216 145,489 0 .03
5,078,787 1 .18
a a a a a a
f
Air Freight & Logistics
GN Loanco LLC , CME Term Loan, B , 9.833% , ( 1-month
SOFR + 4.5% ), 12/19/30 ...................... United States 2,123,529 2,085,486 0 .48
g
Kenan Advantage Group, Inc. (The) , U.S. CME Term
Loan, B3 , 9.086% , ( 1-month SOFR + 3.75% ), 1/25/29 United States 2,387,183 2,390,167 0 .56
Rand Parent LLC , First Lien, CME Term Loan, B , 9.598% ,
( 3-month SOFR + 4.25% ), 3/17/30 ............... United States 2,865,522 2,860,379 0 .66
7,336,032 1 .70
a a a a a a
f
Airport Services
First Student Bidco, Inc. ,
Initial CME Term Loan, B , 8.61% , ( 3-month SOFR +
3% ), 7/21/28 ............................... United States 1,766,411 1,748,200 0 .40
Initial CME Term Loan, C , 8.61% , ( 3-month SOFR +
3% ), 7/21/28 ............................... United States 535,746 530,223 0 .12
LaserShip, Inc. , First Lien, Initial CME Term Loan ,
10.396% , ( 6-month SOFR + 4.5% ), 5/07/28 ........ United States 3,107,934 2,841,553 0 .66
5,119,976 1 .18
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
Alternative Carriers
f
Zayo Group Holdings, Inc. , Initial Dollar CME Term Loan ,
8.447% , ( 1-month SOFR + 3% ), 3/09/27 .......... United States 623,553 $ 530,048 0 .12
Aluminum
f
Arsenal AIC Parent LLC , CME Term Loan, B , 9.833% ,
( 1-month SOFR + 4.5% ), 8/18/30 ................ United States 587,258 588,098 0 .14
f
Apparel, Accessories & Luxury Goods
Champ Acquisition Corp. , First Lien, Initial CME Term
Loan , 11.11% , ( 3-month SOFR + 5.5% ), 12/19/25 .... United States 1,476,255 1,483,947 0 .34
Hanesbrands, Inc. , Initial CME Term Loan, B , 9.083% ,
( 1-month SOFR + 3.75% ), 3/08/30 ............... United States 1,795,477 1,788,744 0 .42
Tory Burch LLC , Initial CME Term Loan, B , 8.72% ,
( 1-month SOFR + 3.25% ), 4/16/28 ............... United States 574,035 570,806 0 .13
3,843,497 0 .89
a a a a a a
Application Software
f
Central Parent LLC , First Lien, 2023 Refinancing CME
Term Loan , 9.348% , ( 3-month SOFR + 4% ), 7/06/29 . United States 2,211,007 2,217,916 0 .51
f
Cloud Software Group, Inc. , First Lien, Dollar CME Term
Loan, B , 9.948% , ( 3-month SOFR + 4.5% ), 3/30/29 .. United States 1,296,721 1,274,436 0 .30
f
Cloudera, Inc. , First Lien, Initial CME Term Loan , 9.183% ,
( 1-month SOFR + 3.75% ), 10/08/28 .............. United States 1,702,561 1,681,279 0 .39
f
ConnectWise LLC , Initial CME Term Loan , 8.97% ,
( 1-month SOFR + 3.5% ), 9/29/28 ................ United States 795,939 796,238 0 .18
f
Cornerstone OnDemand, Inc. , First Lien, Initial CME Term
Loan , 9.22% , ( 1-month SOFR + 3.75% ), 10/16/28 ... United States 883,453 860,819 0 .20
f
ECI Macola/MAX Holding LLC , First Lien, Initial CME
Term Loan , 9.36% , ( 3-month SOFR + 3.75% ), 11/09/27 United States 1,914,347 1,913,945 0 .44
f
Epicor Software Corp. , CME Term Loan, C , 8.697% ,
( 1-month SOFR + 3.25% ), 7/30/27 ............... United States 2,911,998 2,917,312 0 .68
f
Genesys Cloud Services Holdings I LLC , 2020 Initial
Dollar CME Term Loan , 9.447% , ( 1-month SOFR +
4% ), 12/01/27 .............................. United States 3,277,072 3,284,249 0 .76
f
IGT Holding IV AB , CME Term Loan, B2 , 8.972% ,
( 3-month SOFR + 4.75% ), 3/31/28 ............... Sweden 1,000,317 1,000,317 0 .23
f
Mitchell International, Inc. ,
First Lien, Initial CME Term Loan , 9.4% , ( 3-month
SOFR + 3.75% ), 10/15/28 ..................... United States 1,262,119 1,254,913 0 .29
Second Lien, Initial CME Term Loan , 12.15% , ( 3-month
SOFR + 6.5% ), 10/15/29 ...................... United States 142,857 142,714 0 .03
f
Polaris Newco LLC , First Lien, Dollar CME Term Loan ,
9.574% , ( 3-month SOFR + 4% ), 6/02/28 .......... United States 2,868,254 2,803,719 0 .65
f
Project Alpha Intermediate Holding, Inc. , Initial CME Term
Loan , 10.063% , ( 3-month SOFR + 4.75% ), 10/28/30 . United States 1,600,000 1,605,336 0 .37
f ,g
Project Boost Purchaser LLC , 2021 CME Term Loan, 2 ,
8.947% , ( 1-month SOFR + 3.5% ), 5/30/26 ......... United States 1,217,391 1,219,297 0 .28
g ,i
Project Ruby Ultimate Parent Corp. , Incremental CME
Term Loan , TBD, 3/10/28 ...................... United States 447,761 446,642 0 .10
f
Rocket Software, Inc. , Extended Dollar CME Term Loan ,
10.083% , ( 1-month SOFR + 4.75% ), 11/28/28 ...... United States 719,700 711,473 0 .17
f
Severin Acquisition LLC , First Lien, Initial CME Term
Loan , 8.563% , ( 3-month SOFR + 3.25% ), 8/01/27 ... United States 230,769 231,317 0 .05
f
UKG, Inc. ,
First Lien, 2021-2 Incremental CME Term Loan , 8.68% ,
( 3-month SOFR + 3.25% ), 5/04/26 ............... United States 1,408,100 1,410,297 0 .33

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
Application Software (continued)
f
UKG, Inc. (continued)
First Lien, Initial CME Term Loan , 9.163% , ( 3-month
SOFR + 3.75% ), 5/04/26 ...................... United States 1,605,042 $ 1,607,674 0 .37
27,379,893 6 .33
a a a a a a
Asset Management & Custody Banks
f
Edelman Financial Engines Center LLC (The) , First Lien,
2021 Initial CME Term Loan , 8.97% , ( 1-month SOFR +
3.5% ), 4/07/28 .............................. United States 1,530,876 1,523,114 0 .35
g ,i
GTCR W Merger Sub LLC , USD CME Term Loan, B ,
TBD, 9/20/30 ............................... United States 2,319,565 2,322,708 0 .54
f
Russell Investments US Institutional Holdco, Inc. , 2025
CME Term Loan , 8.948% , ( 1-month SOFR + 3.5% ),
5/30/25 ................................... United States 2,436,181 2,295,601 0 .53
6,141,423 1 .42
a a a a a a
f
Automobile Manufacturers
American Trailer World Corp. , First Lien, Initial CME Term
Loan , 9.183% , ( 1-month SOFR + 3.75% ), 3/03/28 ... United States 2,570,567 2,517,806 0 .58
Thor Industries, Inc. , USD CME Term Loan, B2 , 8.083% ,
( 1-month SOFR + 2.75% ), 11/15/30 .............. United States 452,691 454,176 0 .11
2,971,982 0 .69
a a a a a a
Automotive Parts & Equipment
g ,i
Adient US LLC , Term Loan, B2 , TBD, 1/26/31 ........ United States 1,581,093 1,586,034 0 .37
f
Clarios Global LP , First Lien, 2024 Refinancing CME Term
Loan , 8.333% , ( 1-month SOFR + 3% ), 5/06/30 ...... United States 585,616 586,714 0 .13
f
DexKo Global, Inc. ,
First Lien, 2023 Incremental CME Term Loan , 9.598% ,
( 3-month SOFR + 4.25% ), 10/04/28 .............. United States 394,737 395,108 0 .09
First Lien, Closing Date CME Term Loan , 9.36% ,
( 3-month SOFR + 3.75% ), 10/04/28 .............. United States 1,332,648 1,328,070 0 .31
f
First Brands Group LLC ,
First Lien, 2021 CME Term Loan , 10.574% , ( 3-month
SOFR + 5% ), 3/30/27 ......................... United States 2,775,104 2,776,270 0 .64
First Lien, 2022-II Incremental CME Term Loan ,
10.574% , ( 3-month SOFR + 5% ), 3/30/27 .......... United States 1,861,406 1,862,579 0 .43
Second Lien, 2021 CME Term Loan , 14.074% ,
( 3-month SOFR + 8.5% ), 3/30/28 ................ United States 1,871,447 1,834,018 0 .43
f
Highline Aftermarket Acquisition LLC , First Lien, Initial
CME Term Loan , 9.933% , ( 1-month SOFR + 4.5% ),
11/09/27 .................................. United States 229,282 229,713 0 .05
f
Tenneco, Inc. , First Lien, CME Term Loan, B , 10.469% ,
( 3-month SOFR + 5% ), 11/17/28 ................ United States 2,219,895 2,017,052 0 .47
f
TI Group Automotive Systems LLC , Refinancing U.S.
CME Term Loan , 8.697% , ( 1-month SOFR + 3.25% ),
12/16/26 .................................. United States 991,781 994,260 0 .23
13,609,818 3 .15
a a a a a a
Automotive Retail
f
RealTruck Group, Inc. , Initial CME Term Loan , 8.947% ,
( 1-month SOFR + 3.5% ), 1/31/28 ................ United States 2,364,679 2,332,011 0 .54
Brewers
f
City Brewing Co. LLC , First Lien, Closing Date CME Term
Loan , 9.078% , ( 3-month SOFR + 3.5% ), 4/05/28 .... United States 2,209,115 1,689,045 0 .39

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
f
Broadcasting
Gray Television, Inc. , CME Term Loan, D , 8.467% ,
( 1-month SOFR + 3% ), 12/01/28 ................ United States 1,652,620 $ 1,642,448 0 .38
iHeartCommunications, Inc. ,
New CME Term Loan , 8.447% , ( 1-month SOFR + 3% ),
5/01/26 ................................... United States 1,883,333 1,659,151 0 .39
Second Amendment Incremental CME Term Loan ,
8.697% , ( 1-month SOFR + 3.25% ), 5/01/26 ........ United States 300,000 263,499 0 .06
Nexstar Media, Inc. , CME Term Loan, B4 , 7.951% ,
( 1-month SOFR + 2.5% ), 9/18/26 ................ United States 485,655 485,774 0 .11
Univision Communications, Inc. , First Lien, Initial CME
Term Loan, B , 8.697% , ( 1-month SOFR + 3.25% ),
1/31/29 ................................... United States 879,532 879,312 0 .20
4,930,184 1 .14
a a a a a a
f
Building Products
AZZ, Inc. , Initial CME Term Loan , 9.083% , ( 1-month
SOFR + 3.75% ), 5/13/29 ...................... United States 607,358 609,380 0 .14
Cornerstone Building Brands, Inc. , CME Term Loan, B ,
8.683% , ( 1-month SOFR + 3.25% ), 4/12/28 ........ United States 931,113 925,731 0 .22
g
Summit Materials LLC , Incremental Covenant-Lite CME
Term Loan, B , 7.826% , ( 3-month SOFR + 2.5% ),
11/30/28 .................................. United States 481,928 483,887 0 .11
2,018,998 0 .47
a a a a a a
f
Cable & Satellite
g
DIRECTV Financing LLC , 2024 Refinancing CME Term
Loan, B , 10.83% , ( 3-month SOFR + 5.25% ), 8/02/29 . United States 230,769 230,962 0 .05
Radiate Holdco LLC , Amendment No. 6 CME Term Loan,
B , 8.697% , ( 1-month SOFR + 3.25% ), 9/25/26 ...... United States 2,810,578 2,286,869 0 .53
Virgin Media Bristol LLC , CME Term Loan, Q , 8.698% ,
( 1-month SOFR + 3.25% ), 1/31/29 ............... United States 1,788,848 1,777,802 0 .41
4,295,633 0 .99
a a a a a a
Cargo Ground Transportation
f
PECF USS Intermediate Holding III Corp. , Initial CME
Term Loan , 9.824% , ( 3-month SOFR + 4.25% ),
12/15/28 .................................. United States 1,098,710 821,972 0 .19
f
Casinos & Gaming
Bally's Corp. , CME Term Loan, B , 8.829% , ( 3-month
SOFR + 3.25% ), 10/02/28 ..................... United States 2,982,415 2,794,717 0 .65
Caesars Entertainment, Inc. , 2023 Incremental CME Term
Loan, B , 8.663% , ( 3-month SOFR + 3.25% ), 2/06/30 . United States 1,485,288 1,486,476 0 .34
Fertitta Entertainment LLC , Initial CME Term Loan, B ,
9.333% , ( 1-month SOFR + 4% ), 1/27/29 .......... United States 2,022,564 2,019,449 0 .47
Flutter Entertainment plc ,
CME Term Loan, B , 7.698% , ( 3-month SOFR + 2.25% ),
11/25/30 .................................. Ireland 892,562 890,331 0 .21
Third Amendment CME Term Loan, 2028 B , 8.902% ,
( 3-month SOFR + 3.25% ), 7/22/28 ............... Ireland 176,068 176,399 0 .04
Light & Wonder International, Inc. , CME Term Loan, B1 ,
8.083% , ( 1-month SOFR + 2.75% ), 4/14/29 ........ United States 1,681,372 1,685,399 0 .39
Ontario Gaming GTA LP , CME Term Loan, B , 9.598% ,
( 3-month SOFR + 4.25% ), 8/01/30 ............... Canada 788,357 790,328 0 .18
Penn National Gaming, Inc. , CME Term Loan, B , 8.183% ,
( 1-month SOFR + 2.75% ), 5/03/29 ............... United States 1,350,933 1,349,474 0 .31
Raptor Acquisition Corp. , First Lien, CME Term Loan, B ,
9.633% , ( 3-month SOFR + 4% ), 11/01/26 .......... United States 1,567,790 1,571,553 0 .36

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
f
Casinos & Gaming (continued)
Scientific Games Holdings LP , First Lien, Initial Dollar
CME Term Loan , 8.58% , ( 3-month SOFR + 3.25% ),
4/04/29 ................................... United States 2,120,564 $ 2,106,430 0 .49
14,870,556 3 .44
a a a a a a
f
Commodity Chemicals
Cyanco Intermediate 2 Corp. , Initial CME Term Loan ,
10.087% , ( 1-month SOFR + 4.75% ), 7/10/28 ....... United States 1,985,738 1,987,396 0 .46
Indicor LLC , First Lien, Dollar CME Term Loan, B ,
9.348% , ( 3-month SOFR + 4% ), 11/22/29 .......... United States 625,444 626,560 0 .14
2,613,956 0 .60
a a a a a a
Communications Equipment
f
CommScope, Inc. , Initial CME Term Loan , 8.697% ,
( 1-month SOFR + 3.25% ), 4/06/26 ............... United States 2,606,109 2,285,049 0 .53
f
Construction & Engineering
USIC Holdings, Inc. , First Lien, Initial CME Term Loan ,
9.11% , ( 3-month SOFR + 3.5% ), 5/12/28 .......... United States 1,817,779 1,804,955 0 .42
Zekelman Industries, Inc. , 2020 CME Term Loan , 7.448% ,
( 1-month SOFR + 2% ), 1/24/27 ................. United States 386,958 387,890 0 .09
2,192,845 0 .51
a a a a a a
Construction Machinery & Heavy Transportation Equipment
f
ASP Blade Holdings, Inc. , Initial CME Term Loan , 9.61% ,
( 3-month SOFR + 4% ), 10/13/28 ................ United States 2,518,454 2,214,489 0 .51
Distributors
f ,g
BCPE Empire Holdings, Inc. , First Lien, Amendment
No. 5 Refinancing CME Term Loan , 9.333% , ( 1-month
SOFR + 4% ), 12/11/28 ........................ United States 461,538 461,972 0 .11
f
Diversified Chemicals
Ineos Quattro Holdings UK Ltd. , 2030 Dollar CME Term
Loan, B , 9.183% , ( 1-month SOFR + 3.75% ), 3/14/30 . United Kingdom 540,761 538,957 0 .12
INEOS US Finance LLC , 2027-II Dollar CME Term Loan ,
9.206% , ( 1-month SOFR + 3.75% ), 11/08/27 ....... Luxembourg 516,100 513,133 0 .12
LSF11 A5 Holdco LLC , CME Term Loan , 8.947% ,
( 1-month SOFR + 3.5% ), 10/15/28 ............... United States 1,248,319 1,245,198 0 .29
Lummus Technology Holdings V LLC , 2021 Refinancing
CME Term Loan, B , 8.947% , ( 1-month SOFR + 3.5% ),
6/30/27 ................................... United States 823,090 823,712 0 .19
SCIH Salt Holdings, Inc. , First Lien, Incremental CME
Term Loan, B1 , 9.447% , ( 1-month SOFR + 4% ),
3/16/27 ................................... United States 1,852,704 1,850,508 0 .43
4,971,508 1 .15
a a a a a a
Diversified Financial Services
f
Mercury Borrower, Inc. , First Lien, Initial CME Term Loan ,
8.947% , ( 1-month SOFR + 3.5% ), 8/02/28 ......... United States 2,139,756 2,135,080 0 .49
Diversified Support Services
f
Amentum Government Services Holdings LLC , First Lien,
CME Term Loan, 3 , 9.337% , ( 1-month SOFR + 4% ),
2/15/29 ................................... United States 2,471,275 2,475,908 0 .57
f
CCI Buyer, Inc. , First Lien, Initial CME Term Loan ,
9.348% , ( 3-month SOFR + 4% ), 12/17/27 .......... United States 1,780,772 1,778,706 0 .41
f
Spin Holdco, Inc. , Initial CME Term Loan , 9.625% ,
( 3-month SOFR + 4% ), 3/04/28 ................. United States 3,181,540 2,849,467 0 .66

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
Diversified Support Services (continued)
i
Westjet Loyalty LP , CME Term Loan, B , TBD, 2/01/31 .. Canada 1,851,695 $ 1,833,178 0 .43
8,937,259 2 .07
a a a a a a
f
Education Services
KUEHG Corp. , Initial CME Term Loan , 10.348% ,
( 3-month SOFR + 5% ), 6/12/30 ................. United States 1,496,250 1,499,714 0 .35
Learning Care Group (US) No. 2, Inc. , Initial CME Term
Loan , 10.097% , ( 1-month SOFR + 4.75%; 3-month
SOFR + 4.75% ), 8/11/28 ...................... United States 404,970 405,932 0 .10
1,905,646 0 .45
a a a a a a
f
Environmental & Facilities Services
Covanta Holding Corp. ,
2023 Incremental CME Term Loan, B , 8.333% ,
( 1-month SOFR + 3% ), 11/30/28 ................ United States 337,421 337,505 0 .08
2023 Incremental CME Term Loan, C , 8.333% ,
( 1-month SOFR + 3% ), 11/30/28 ................ United States 25,370 25,376 0.00
†
Madison IAQ LLC , Term Loan , 8.701% , ( 1-month USD
LIBOR + 3.25% ), 6/21/28 ...................... United States 2,202,303 2,188,671 0 .51
2,551,552 0 .59
a a a a a a
Food Retail
Shearer's Foods LLC ,
i
CME Term Loan, B , TBD, 10/05/28 ............... United States 761,421 753,807 0 .17
f
First Lien, Refinancing CME Term Loan , 8.947% ,
( 1-month SOFR + 3.5% ), 9/23/27 ................ United States 999,443 1,000,748 0 .24
1,754,555 0 .41
a a a a a a
Health Care Equipment
f
US Radiology Specialists, Inc. (US Outpatient Imaging
Services, Inc.) , Closing Date CME Term Loan ,
10.748% , ( 3-month SOFR + 5.25% ), 12/15/27 ...... United States 1,008,310 1,006,207 0 .23
f
Health Care Facilities
ADMI Corp. ,
Amendment No. 10 Extended CME Term Loan ,
11.083% , ( 1-month SOFR + 5.75% ), 12/23/27 ...... United States 337,662 335,763 0 .08
Amendment No. 4 Refinancing CME Term Loan ,
8.822% , ( 1-month SOFR + 3.375% ), 12/23/27 ...... United States 1,221,582 1,164,473 0 .27
Amendment No. 5 Incremental CME Term Loan ,
9.197% , ( 1-month SOFR + 3.75% ), 12/23/27 ....... United States 378,970 363,652 0 .08
Aveanna Healthcare LLC , First Lien, 2021 Extended CME
Term Loan , 9.238% , ( 3-month SOFR + 3.75% ), 7/17/28 United States 558,421 525,033 0 .12
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B ,
10.586% , ( 1-month SOFR + 5.25% ), 2/11/28 ....... United States 2,075,652 2,081,194 0 .48
FINThrive Software Intermediate Holdings, Inc. ,
First Lien, Initial CME Term Loan , 9.447% , ( 1-month
SOFR + 4% ), 12/18/28 ........................ United States 1,452,938 1,227,732 0 .29
Second Lien, Initial CME Term Loan , 12.201% ,
( 1-month SOFR + 6.75% ), 12/17/29 .............. United States 357,038 219,445 0 .05
Global Medical Response, Inc. , 2018 New CME Term
Loan , 9.824% , ( 3-month SOFR + 4.25% ), 3/14/25 ... United States 598,424 513,149 0 .12
Medical Solutions Holdings, Inc. , First Lien, Initial CME
Term Loan , 8.683% , ( 1-month SOFR + 3.25% ),
11/01/28 .................................. United States 1,458,277 1,320,659 0 .31
Pacific Dental Services LLC , CME Term Loan , 8.947% ,
( 1-month SOFR + 3.5% ), 5/05/28 ................ United States 726,952 728,428 0 .17

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
f
Health Care Facilities (continued)
Pathway Vet Alliance LLC , First Lien, 2021 Replacement
CME Term Loan , 9.197% , ( 1-month SOFR + 3.75% ),
3/31/27 ................................... United States 2,797,683 $ 2,423,493 0 .56
Phoenix Newco, Inc. , First Lien, Initial CME Term Loan ,
8.72% , ( 1-month SOFR + 3.25% ), 11/15/28 ........ United States 1,378,953 1,376,939 0 .32
Star Parent, Inc. , CME Term Loan , 9.348% , ( 3-month
SOFR + 4% ), 9/27/30 ......................... United States 1,750,000 1,711,719 0 .40
Surgery Center Holdings, Inc. , Initial CME Term Loan ,
8.835% , ( 1-month SOFR + 3.5% ), 12/19/30 ........ United States 284,900 285,791 0 .07
14,277,470 3 .32
a a a a a a
f
Health Care Services
CNT Holdings I Corp. , First Lien, Initial CME Term Loan ,
8.826% , ( 3-month SOFR + 3.5% ), 11/08/27 ........ United States 1,408,688 1,408,103 0 .33
eResearchTechnology, Inc. , First Lien, Initial CME Term
Loan , 9.947% , ( 1-month SOFR + 4.5% ), 2/04/27 .... United States 1,059,706 1,057,497 0 .25
MPH Acquisition Holdings LLC , Initial CME Term Loan ,
9.9% , ( 3-month SOFR + 4.25% ), 9/01/28 .......... United States 1,908,085 1,829,376 0 .42
National Mentor Holdings, Inc. ,
First Lien, Initial CME Term Loan , 8.414% , ( 1-month
SOFR + 3.75%; 3-month SOFR + 3.75% ), 3/02/28 ... United States 1,842,475 1,686,104 0 .39
First Lien, Initial CME Term Loan, C , 9.198% , ( 3-month
SOFR + 3.75% ), 3/02/28 ...................... United States 64,046 58,611 0 .01
Phoenix Guarantor, Inc. , First Lien, CME Term Loan, B3 ,
8.947% , ( 1-month SOFR + 3.5% ), 3/05/26 ......... United States 1,187,903 1,186,958 0 .27
g
Radiology Partners, Inc. , First Lien, CME Term Loan, B ,
10.179% , ( 6-month SOFR + 4.25% ), 7/09/25 ....... United States 2,291,902 2,042,658 0 .47
U.S. Anesthesia Partners, Inc. , First Lien, Initial CME
Term Loan , 9.717% , ( 1-month SOFR + 4.25% ),
10/01/28 .................................. United States 2,196,032 2,079,927 0 .48
Waystar Technologies, Inc. , First Lien, Initial CME Term
Loan , 9.47% , ( 1-month SOFR + 4% ), 10/22/26 ...... United States 3,209,141 3,215,174 0 .74
14,564,408 3 .36
a a a a a a
f
Health Care Supplies
Bausch + Lomb Corp. , Initial CME Term Loan , 8.683% ,
( 1-month SOFR + 3.25% ), 5/10/27 ............... United States 596,970 584,231 0 .14
Medline Borrower LP , Initial Dollar CME Term Loan ,
8.451% , ( 1-month SOFR + 3% ), 10/23/28 .......... United States 1,850,973 1,849,908 0 .43
2,434,139 0 .57
a a a a a a
Health Care Technology
f
athenahealth Group, Inc. , Initial CME Term Loan , 8.583% ,
( 1-month SOFR + 3.25% ), 2/15/29 ............... United States 4,043,467 3,995,451 0 .92
Heavy Electrical Equipment
f
Vertiv Group Corp. , CME Term Loan, B1 , 7.967% ,
( 1-month SOFR + 2.5% ), 3/02/27 ................ United States 492,882 494,014 0 .11
f
Home Improvement Retail
Park River Holdings, Inc. , First Lien, Initial CME Term
Loan , 8.843% , ( 3-month SOFR + 3.25% ), 12/28/27 .. United States 351,220 342,000 0 .08
White Cap Supply Holdings LLC , Initial Closing Date
CME Term Loan , 9.083% , ( 1-month SOFR + 3.75% ),
10/19/27 .................................. United States 961,822 962,096 0 .22
1,304,096 0 .30
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
Homefurnishing Retail
f
Restoration Hardware, Inc. , 2022 Incremental CME Term
Loan , 8.683% , ( 1-month SOFR + 3.25% ), 10/20/28 .. United States 788,763 $ 764,311 0 .18
Hotels, Resorts & Cruise Lines
f
Hilton Grand Vacations Borrower LLC , Initial CME Term
Loan , 8.197% , ( 1-month SOFR + 2.75% ), 8/02/28 ... United States 2,574,285 2,573,835 0 .60
Household Products
f
Energizer Holdings, Inc. , 2020 CME Term Loan , 7.701% ,
( 1-month SOFR + 2.25% ), 12/22/27 .............. United States 508,961 508,006 0 .12
Housewares & Specialties
f
Hunter Douglas Holding BV , CME Term Loan, B1 , 8.88% ,
( 3-month SOFR + 3.5% ), 2/26/29 ................ Netherlands 986,489 972,219 0 .22
f
Human Resource & Employment Services
CCRR Parent, Inc. , First Lien, Initial CME Term Loan ,
9.197% , ( 1-month SOFR + 3.75% ), 3/06/28 ........ United States 661,637 631,864 0 .15
CHG Healthcare Services, Inc. ,
First Lien, 2023 Incremental CME Term Loan , 9.083% ,
( 1-month SOFR + 3.75% ), 9/29/28 ............... United States 292,683 292,646 0 .07
First Lien, Initial CME Term Loan , 8.697% , ( 1-month
SOFR + 3.25% ), 9/29/28 ...................... United States 820,761 819,165 0 .19
1,743,675 0 .41
a a a a a a
f
Independent Power Producers & Energy Traders
g
Calpine Construction Finance Co. LP , Refinancing CME
Term Loan , 7.606% , ( 1-month SOFR + 2.25% ), 7/31/30 United States 798,000 794,437 0 .18
Talen Energy Supply LLC ,
Initial CME Term Loan, B , 9.869% , ( 3-month SOFR +
4.5% ), 5/17/30 .............................. United States 736,889 739,652 0 .17
Initial CME Term Loan, C , 9.869% , ( 3-month SOFR +
4.5% ), 5/17/30 .............................. United States 169,101 169,735 0 .04
1,703,824 0 .39
a a a a a a
f
Industrial Machinery & Supplies & Components
Tiger Acquisition LLC , First Lien, Initial CME Term Loan ,
8.706% , ( 1-month SOFR + 3.25% ), 6/01/28 ........ United States 1,423,683 1,415,234 0 .33
TK Elevator Midco GmbH , USD CME Term Loan, B1 ,
9.081% , ( 6-month SOFR + 3.5% ), 7/30/27 ......... Germany 1,941,710 1,944,438 0 .45
3,359,672 0 .78
a a a a a a
f
Insurance Brokers
Alliant Holdings Intermediate LLC , New CME Term Loan,
B6 , 8.833% , ( 1-month SOFR + 3.5% ), 11/06/30 ..... United States 1,933,891 1,940,118 0 .45
AssuredPartners, Inc. ,
2020 February Refinancing CME Term Loan , 8.947% ,
( 1-month SOFR + 3.5% ), 2/12/27 ................ United States 2,358,452 2,354,619 0 .55
2023 CME Term Loan , 9.083% , ( 1-month SOFR +
3.75% ), 2/12/27 ............................. United States 311,850 311,883 0 .07
g
HUB International Ltd. , CME Term Loan, B , 8.574% ,
( 3-month SOFR + 3.25% ), 6/20/30 ............... United States 1,396,395 1,398,797 0 .32
6,005,417 1 .39
a a a a a a
Integrated Telecommunication Services
f
Global Tel*Link Corp. ,
First Lien, CME Term Loan , 9.683% , ( 1-month SOFR +
4.25% ), 11/29/25 ............................ United States 3,210,730 3,106,044 0 .72

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
Integrated Telecommunication Services (continued)
f
Global Tel*Link Corp. (continued)
Second Lien, CME Term Loan , 15.433% , ( 1-month
SOFR + 10% ), 11/29/26 ....................... United States 2,479,737 $ 2,155,821 0 .50
5,261,865 1 .22
a a a a a a
Interactive Home Entertainment
f
Playtika Holding Corp. , CME Term Loan, B1 , 8.197% ,
( 1-month SOFR + 2.75% ), 3/13/28 ............... United States 1,620,598 1,618,151 0 .37
f
Internet Services & Infrastructure
Arches Buyer, Inc. , Refinancing CME Term Loan , 8.683% ,
( 1-month SOFR + 3.25% ), 12/06/27 .............. United States 1,723,895 1,686,184 0 .39
Barracuda Parent LLC , First Lien, Initial CME Term Loan ,
9.883% , ( 3-month SOFR + 4.5% ), 8/15/29 ......... United States 1,647,831 1,603,825 0 .37
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar CME Term
Loan , 9.698% , ( 3-month SOFR + 4.25% ), 8/19/28 ... United Kingdom 872,334 871,967 0 .20
Thrasio LLC , Initial CME Term Loan , 14.61% , ( 3-month
SOFR + 9% ), 12/18/26 ........................ United States 881,909 410,088 0 .09
4,572,064 1 .05
a a a a a a
f
Investment Banking & Brokerage
Aretec Group, Inc. , CME Term Loan, B1 , 9.933% ,
( 1-month SOFR + 4.5% ), 8/09/30 ................ United States 1,719,817 1,722,207 0 .40
Citadel Securities LP , CME Term Loan , 7.97% , ( 1-month
SOFR + 2.5% ), 7/29/30 ....................... United States 1,522,264 1,521,891 0 .35
Deerfield Dakota Holding LLC , First Lien, Initial Dollar
CME Term Loan , 9.098% , ( 3-month SOFR + 3.75% ),
4/09/27 ................................... United States 973,318 957,623 0 .22
g
Jane Street Group LLC , 2024 Repricing CME Term Loan ,
7.951% , ( 1-month SOFR + 2.5% ), 1/26/28 ......... United States 1,995,202 1,989,805 0 .46
Osmosis Buyer Ltd. ,
2022 Refinancing CME Term Loan, B , 9.105% ,
( 1-month SOFR + 3.75% ), 7/31/28 ............... United Kingdom 1,815,137 1,807,450 0 .42
g,j
2023 Incremental Delayed Draw CME Term Loan ,
9.606% , ( 1-month SOFR + 4.25% ), 7/31/28 ........ United Kingdom 327,812 328,120 0 .08
g
WEC US Holdings Ltd. , Term Loan, B , 3.25% , ( 1-month
SONIA + 2.75% ), 1/17/31 ...................... United States 214,286 213,415 0 .05
8,540,511 1 .98
a a a a a a
f
IT Consulting & Other Services
Aventiv Technologies LLC ,
First Lien, Initial Term Loan , 10.5% , ( 3-month USD
LIBOR + 5.152% ), 11/01/24 .................... United States 4,360,528 3,065,604 0 .71
Second Lien, Initial Term Loan , 14.26% , ( 3-month USD
LIBOR + 8.25% ), 11/01/25 ..................... United States 127,417 37,203 0 .01
Gainwell Acquisition Corp. , First Lien, CME Term Loan, B ,
9.448% , ( 3-month SOFR + 4% ), 10/01/27 .......... United States 3,748,427 3,652,842 0 .85
Peraton Corp. , First Lien, CME Term Loan, B , 9.183% ,
( 1-month SOFR + 3.75% ), 2/01/28 ............... United States 2,775,697 2,776,086 0 .64
Sitel Worldwide Corp. , Initial Dollar CME Term Loan ,
9.197% , ( 1-month SOFR + 3.75% ), 8/28/28 ........ France 1,687,371 1,632,009 0 .38
11,163,744 2 .59
a a a a a a
Leisure Facilities
f ,h
24 Hour Fitness Worldwide, Inc. , CME Term Loan , PIK,
10.61% , ( 3-month SOFR + 5% ), 12/29/25 .......... United States 8,549,776 3,807,025 0 .88

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
Leisure Products
f
Motion Acquisition Ltd. ,
USD CME Term Loan, B1 , 8.86% , ( 3-month SOFR +
3.25% ), 11/12/26 ............................ United Kingdom 526,597 $ 527,518 0 .12
USD CME Term Loan, B2 , 8.86% , ( 3-month SOFR +
3.25% ), 11/12/26 ............................ United Kingdom 75,073 75,204 0 .02
602,722 0 .14
a a a a a a
Life Sciences Tools & Services
f
ICON plc ,
CME Term Loan , 7.86% , ( 3-month SOFR + 2.25% ),
7/03/28 ................................... United States 729,448 731,042 0 .17
U.S. CME Term Loan , 7.86% , ( 3-month SOFR +
2.25% ), 7/03/28 ............................. United States 181,743 182,140 0 .04
913,182 0 .21
a a a a a a
Metal, Glass & Plastic Containers
f
Mauser Packaging Solutions Holding Co. , Initial CME
Term Loan , 9.355% , ( 1-month SOFR + 4% ), 8/14/26 . United States 2,735,360 2,743,334 0 .63
f
Movies & Entertainment
AMC Entertainment Holdings, Inc. , CME Term Loan, B1 ,
8.449% , ( 1-month SOFR + 3% ), 4/22/26 .......... United States 631,760 499,880 0 .12
Banijay Entertainment SAS , USD CME Term Loan, B ,
9.198% , ( 1-month SOFR + 3.75% ), 3/01/28 ........ France 687,558 689,600 0 .16
1,189,480 0 .28
a a a a a a
Multi-line Insurance
f
Acrisure LLC ,
First Lien, 2020 Term Loan , 9.15% , ( 3-month USD
LIBOR + 3.5% ), 2/15/27 ....................... United States 1,592,937 1,588,835 0 .37
First Lien, 2021-1 Additional Term Loan , 9.4% , ( 3-month
USD LIBOR + 3.75% ), 2/15/27 .................. United States 1,361,947 1,363,649 0 .32
First Lien, 2021-2 Additional Term Loan , 9.9% , ( 3-month
USD LIBOR + 4.25% ), 2/15/27 .................. United States 753,846 755,260 0 .17
3,707,744 0 .86
a a a a a a
Multi-Sector Holdings
f
Belfor Holdings, Inc. , Initial CME Term Loan, B1 , 9.083% ,
( 1-month SOFR + 3.75% ), 11/01/30 .............. United States 149,495 149,682 0 .03
Office Services & Supplies
f
Pitney Bowes, Inc. , Refinancing CME Term Loan, B ,
9.447% , ( 1-month SOFR + 4% ), 3/17/28 .......... United States 4,484,523 4,420,058 1 .02
Other Specialty Retail
Evergreen AcqCo 1 LP ,
g,i
CME Term Loan, B , TBD, 4/26/28 ................ United States 150,000 150,769 0 .03
f
Initial CME Term Loan , 10.86% , ( 3-month SOFR +
5.25% ), 4/26/28 ............................. United States 1,149,691 1,155,583 0 .27
f
GNC Holdings, Inc. , Second Lien, CME Term Loan ,
11.437% , ( 1-month SOFR + 6% ), 10/07/26 ......... United States 5,056,050 4,044,840 0 .94
f
Great Outdoors Group LLC , CME Term Loan, B2 ,
9.197% , ( 1-month SOFR + 3.75% ), 3/06/28 ........ United States 1,406,982 1,405,779 0 .33
f
Michaels Cos., Inc. (The) , CME Term Loan, B , 9.86% ,
( 3-month SOFR + 4.25% ), 4/15/28 ............... United States 1,463,818 1,207,650 0 .28
f ,g
Petco Health & Wellness Co., Inc. , First Lien, Initial CME
Term Loan , 8.86% , ( 3-month SOFR + 3.25% ), 3/03/28 United States 1,810,943 1,704,758 0 .39
f
PetSmart LLC , Initial CME Term Loan , 9.183% , ( 1-month
SOFR + 3.75% ), 2/11/28 ...................... United States 667,060 664,908 0 .15

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
Other Specialty Retail (continued)
f
Staples, Inc. ,
2019 Refinancing New Term Loan, B1 , 10.467% ,
( 1-month USD LIBOR + 5% ), 4/16/26 ............. United States 1,501,586 $ 1,421,874 0 .33
2019 Refinancing New Term Loan, B2 , 9.967% ,
( 1-month USD Synthetic LIBOR + 4.5% ), 9/12/24 .... United States 1,946,610 1,946,960 0 .45
f
Woof Holdings, Inc. , First Lien, Initial CME Term Loan ,
9.36% , ( 3-month SOFR + 3.75% ), 12/21/27 ........ United States 1,556,401 1,273,463 0 .29
14,976,584 3 .46
a a a a a a
Packaged Foods & Meats
f
Primary Products Finance LLC , CME Term Loan, B ,
9.481% , ( 3-month SOFR + 4% ), 4/01/29 .......... United States 679,310 680,278 0 .16
f
Paper & Plastic Packaging Products & Materials
Charter Next Generation, Inc. , First Lien, Initial CME Term
Loan , 8.836% , ( 1-month SOFR + 3.5% ), 12/01/27 ... United States 1,672,354 1,666,434 0 .39
Kleopatra Finco SARL , USD CME Term Loan, B ,
10.476% , ( 6-month SOFR + 4.725% ), 2/12/26 ...... Luxembourg 1,706,257 1,645,685 0 .38
Pactiv Evergreen, Inc. , U.S. CME Term Loan, B3 ,
8.697% , ( 1-month SOFR + 3.25% ), 9/24/28 ........ United States 568,649 569,613 0 .13
ProAmpac PG Borrower LLC , 2023-1 CME Term Loan ,
9.821% , ( 3-month SOFR + 4.5% ), 9/15/28 ......... United States 1,033,333 1,036,888 0 .24
4,918,620 1 .14
a a a a a a
f
Passenger Airlines
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) ,
Initial CME Term Loan , 10.329% , ( 3-month SOFR +
4.75% ), 4/20/28 ............................. United States 1,286,714 1,320,400 0 .30
Air Canada , CME Term Loan , 9.139% , ( 3-month SOFR +
3.5% ), 8/11/28 .............................. Canada 1,263,932 1,266,795 0 .29
American Airlines, Inc. , Initial CME Term Loan , 8.869% ,
( 3-month SOFR + 3.5% ), 6/04/29 ................ United States 1,800,000 1,800,189 0 .42
Kestrel Bidco, Inc. , CME Term Loan , 8.437% , ( 1-month
SOFR + 3% ), 12/11/26 ........................ Canada 1,290,105 1,289,840 0 .30
United Airlines, Inc. , CME Term Loan, B , 9.201% ,
( 1-month SOFR + 3.75% ), 4/21/28 ............... United States 2,015,376 2,021,836 0 .47
7,699,060 1 .78
a a a a a a
Passenger Ground Transportation
f
Avis Budget Car Rental LLC , New CME Term Loan, C ,
8.433% , ( 1-month SOFR + 3% ), 3/16/29 .......... United States 280,077 280,778 0 .06
f
Personal Care Products
Conair Holdings LLC , First Lien, Initial CME Term Loan ,
9.197% , ( 1-month SOFR + 3.75% ), 5/17/28 ........ United States 2,694,076 2,628,071 0 .61
Sunshine Luxembourg VII SARL , CME Term Loan, B3 ,
8.948% , ( 3-month SOFR + 3.5% ), 10/01/26 ........ Luxembourg 2,992,570 2,997,762 0 .69
5,625,833 1 .30
a a a a a a
f
Pharmaceuticals
Grifols Worldwide Operations Ltd. , Dollar CME Term
Loan, B , 7.538% , ( 3-month SOFR + 2% ), 11/15/27 ... Spain 398,961 389,454 0 .09
Jazz Pharmaceuticals plc , Additional Dollar CME Term
Loan, B1 , 8.447% , ( 1-month SOFR + 3% ), 5/05/28 ... United States 2,488,178 2,489,733 0 .58
Organon & Co. , Dollar CME Term Loan , 8.45% , ( 1-month
SOFR + 3% ), 6/02/28 ......................... United States 1,178,239 1,178,428 0 .27

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
f
Pharmaceuticals (continued)
Perrigo Co. plc , Initial CME Term Loan, B , 7.683% ,
( 1-month SOFR + 2.25% ), 4/20/29 ............... United States 1,714,749 $ 1,714,037 0 .40
5,771,652 1 .34
a a a a a a
Property & Casualty Insurance
f
Asurion LLC ,
New CME Term Loan, B10 , 9.433% , ( 1-month SOFR +
4% ), 8/19/28 ............................... United States 890,977 881,141 0 .20
New CME Term Loan, B11 , 9.683% , ( 1-month SOFR +
4.25% ), 8/19/28 ............................. United States 342,241 338,915 0 .08
New CME Term Loan, B8 , 8.697% , ( 1-month SOFR +
3.25% ), 12/23/26 ............................ United States 974,251 971,454 0 .23
Second Lien, New CME Term Loan, B3 , 10.697% ,
( 1-month SOFR + 5.25% ), 1/31/28 ............... United States 2,652,263 2,548,069 0 .59
Second Lien, New CME Term Loan, B4 , 10.697% ,
( 1-month SOFR + 5.25% ), 1/20/29 ............... United States 2,248,036 2,137,567 0 .49
6,877,146 1 .59
a a a a a a
f
Publishing
Cengage Learning, Inc. , First Lien, CME Term Loan, B ,
10.326% , ( 3-month SOFR + 4.75% ), 7/14/26 ....... United States 3,850,926 3,850,521 0 .89
McGraw-Hill Education, Inc. , Initial CME Term Loan ,
10.197% , ( 1-month SOFR + 4.75% ), 7/28/28 ....... United States 2,648,916 2,638,267 0 .61
6,488,788 1 .50
a a a a a a
Real Estate Development
Greystar Real Estate Partners LLC ,
f
CME Term Loan , 9.125% , ( 3-month SOFR + 3.75% ),
8/21/30 ................................... United States 252,133 252,605 0 .06
g,i
Incremental CME Term Loan, B , TBD, 1/01/38 ...... United States 150,000 150,000 0 .03
402,605 0 .09
a a a a a a
Real Estate Services
f
Cushman & Wakefield US Borrower LLC ,
2023-1 Refinancing CME Term Loan , 8.683% , ( 1-month
SOFR + 3.25% ), 1/31/30 ...................... United States 597,000 593,021 0 .14
2023-2 Refinancing CME Term Loan , 9.333% , ( 1-month
SOFR + 4% ), 1/31/30 ......................... United States 104,475 104,084 0 .02
697,105 0 .16
a a a a a a
Research & Consulting Services
f
Dun & Bradstreet Corp. (The) , 2022 Incremental CME
Term Loan, B2 , 8.074% , ( 1-month SOFR + 2.75% ),
1/18/29 ................................... United States 802,963 803,665 0 .18
f
Restaurants
Dave & Buster's, Inc. , 2024 Refinancing CME Term Loan,
B , 8.625% , ( 1-month SOFR + 3.25% ), 6/29/29 ...... United States 493,463 493,875 0 .11
Flynn Restaurant Group LP , First Lien, 2021 CME Term
Loan , 9.697% , ( 1-month SOFR + 4.25% ), 11/22/28 .. United States 2,181,816 2,191,590 0 .51
IRB Holding Corp. , 2024 Replacement CME Term Loan,
B , 8.206% , ( 1-month SOFR + 2.75% ), 12/15/27 ..... United States 412,856 412,482 0 .10
g
Whatabrands LLC , Initial CME Term Loan, B , 8.47% ,
( 1-month SOFR + 3% ), 8/03/28 ................. United States 1,574,172 1,572,747 0 .36
4,670,694 1 .08
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
f
Security & Alarm Services
Allied Universal Holdco LLC , Initial U.S. Dollar CME Term
Loan , 9.183% , ( 1-month SOFR + 3.75% ), 5/12/28 ... United States 1,470,770 $ 1,454,996 0 .34
APX Group, Inc. , Initial CME Term Loan , 8.701% ,
( 1-month SOFR + 3.25%; 3-month SOFR + 2.25% ),
7/10/28 ................................... United States 703,522 703,962 0 .16
Prime Security Services Borrower LLC , First Lien, 2023
Refinancing CME Term Loan, B1 , 7.827% , ( 3-month
SOFR + 2.5% ), 10/13/30 ...................... United States 1,402,876 1,405,598 0 .33
3,564,556 0 .83
a a a a a a
Semiconductor Materials & Equipment
f
MKS Instruments, Inc. , 2023-1 Dollar CME Term Loan, B ,
7.848% , ( 1-month SOFR + 2.5% ), 8/17/29 ......... United States 1,705,012 1,698,448 0 .39
f
Soft Drinks & Non-alcoholic Beverages
Naked Juice LLC , First Lien, Initial CME Term Loan ,
8.698% , ( 3-month SOFR + 3.25% ), 1/24/29 ........ United States 715,932 679,538 0 .16
Triton Water Holdings, Inc. , First Lien, Initial CME Term
Loan , 8.86% , ( 3-month SOFR + 3.25% ), 3/31/28 .... United States 1,546,619 1,523,420 0 .35
2,202,958 0 .51
a a a a a a
Specialized Consumer Services
f
Pre-Paid Legal Services, Inc. , First Lien, Initial CME Term
Loan , 9.197% , ( 1-month SOFR + 3.75% ), 12/15/28 .. United States 565,364 563,023 0 .13
f
Sedgwick Claims Management Services, Inc. , 2023 CME
Term Loan , 9.083% , ( 1-month SOFR + 3.75% ), 2/24/28 United States 3,063,088 3,067,698 0 .71
g ,i
Wand NewCo 3, Inc. , First Lien, 2024 Refinancing CME
Term Loan , TBD, 1/30/32 ...................... United States 230,769 231,166 0 .05
f
WW International, Inc. , Initial CME Term Loan , 8.947% ,
( 1-month SOFR + 3.5% ), 4/13/28 ................ United States 1,260,362 746,764 0 .17
4,608,651 1 .06
a a a a a a
f
Specialized Finance
Red Planet Borrower LLC , Initial CME Term Loan ,
9.183% , ( 1-month SOFR + 3.75% ), 10/02/28 ....... United States 1,394,882 1,360,770 0 .32
Verscend Holding Corp. , CME Term Loan, B1 , 9.447% ,
( 1-month SOFR + 4% ), 8/27/25 ................. United States 2,708,007 2,714,290 0 .63
4,075,060 0 .95
a a a a a a
f
Specialty Chemicals
ASP Unifrax Holdings, Inc. , First Lien, USD CME Term
Loan , 9.248% , ( 3-month SOFR + 3.75% ), 12/12/25 .. United States 2,015,350 1,923,884 0 .45
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan , 10.022% , ( 3-month
SOFR + 4.5% ), 3/15/29 ....................... United States 2,561,000 2,458,266 0 .57
Second Lien, Initial CME Term Loan , 12.87% , ( 1-month
SOFR + 7.438% ), 3/15/30 ..................... United States 837,209 719,581 0 .17
INEOS Styrolution Group GmbH , 2026 Dollar CME Term
Loan, B , 8.197% , ( 1-month SOFR + 2.75% ), 1/29/26 . United Kingdom 1,323,495 1,323,826 0 .31
Nouryon Finance BV , Extended Dollar CME Term Loan ,
9.467% , ( 3-month SOFR + 4% ), 4/03/28 .......... Netherlands 1,213,617 1,214,503 0 .28
PMHC II, Inc. , Initial CME Term Loan, B , 9.723% ,
( 3-month SOFR + 4.25% ), 4/23/29 ............... United States 3,893,163 3,722,603 0 .86
11,362,663 2 .64
a a a a a a
f
Systems Software
DCert Buyer, Inc. , First Lien, Initial CME Term Loan ,
9.333% , ( 1-month SOFR + 4% ), 10/16/26 .......... United States 1,413,366 1,407,189 0 .33

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
f
Systems Software (continued)
Idera, Inc. , First Lien, CME Term Loan, B1 , 9.277% ,
( 3-month SOFR + 3.75% ), 3/02/28 ............... United States 1,374,619 $ 1,371,609 0 .32
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing CME Term Loan ,
9.839% , ( 3-month SOFR + 4.25% ), 12/01/27 ....... United States 909,300 868,950 0 .20
First Lien, First Amendment CME Term Loan , 9.591% ,
( 3-month SOFR + 4% ), 12/01/27 ................ United States 91,686 87,216 0 .02
McAfee Corp. , CME Term Loan, B1 , 9.203% , ( 1-month
SOFR + 3.75% ), 3/01/29 ...................... United States 2,725,431 2,706,353 0 .63
Precisely Software, Inc. , First Lien, Third Amendment
CME Term Loan , 9.586% , ( 3-month SOFR + 4% ),
4/24/28 ................................... United States 851,474 842,163 0 .20
Quest Software US Holdings, Inc. , First Lien, Initial CME
Term Loan , 9.713% , ( 3-month SOFR + 4.25% ), 2/01/29 United States 1,276,778 1,013,264 0 .23
Sophos Holdings SARL , First Lien, Dollar CME Term
Loan , 8.948% , ( 1-month SOFR + 3.5% ), 3/05/27 .... Luxembourg 1,496,126 1,497,578 0 .35
Sovos Compliance LLC , First Lien, Initial CME Term
Loan , 9.947% , ( 1-month SOFR + 4.5% ), 8/11/28 .... United States 1,806,331 1,780,709 0 .41
11,575,031 2 .69
a a a a a a
Technology Hardware, Storage & Peripherals
f
Magenta Buyer LLC , First Lien, Initial CME Term Loan ,
10.645% , ( 3-month SOFR + 5% ), 7/27/28 .......... United States 2,358,564 1,550,767 0 .36
Wireless Telecommunication Services
g ,i
Crown Subsea Communications Holding, Inc. , CME Term
Loan, B , TBD, 1/26/31 ........................ United States 1,129,032 1,131,855 0 .26
Total Senior Floating Rate Interests (Cost $ 352,481,639 ) ..................
343,739,056 79 .56
Shares/Units
Escrows and Litigation Trusts
a,c
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 — 0.00
a,c
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 — 0.00
a,c,k
Onsite Rental Group Operations Pty. Ltd., Escrow
Account ................................... Australia 5,879,078 — 0.00
Total Escrows and Litigation Trusts (Cost $ – ) ............................
— 0.00
Total Long Term Investments (Cost $ 412,545,833 ) ........................
405,110,180 93 .76
a
Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
l
Joint Repurchase Agreement , 5.258% , 2/01/24 (Maturity Value
$ 35,581,689 )
BNP Paribas Securities Corp. (Maturity Value $4,427,786)
Deutsche Bank Securities, Inc. (Maturity Value $11,671,861)
HSBC Securities (USA), Inc. (Maturity Value $19,482,042)
Collateralized by U.S. Government Agency Securities, 2.5% - 7%,
11/20/38 - 10/20/53; U.S. Treasury Bonds, 5.5% - 7.5%, 11/15/24
- 8/15/28; and U.S. Treasury Notes, 3.63%, 5/15/26 (valued at
$ 36,294,470 ) ............................................. 35,576,493 35,576,493 8 .23
Total Repurchase Agreements (Cost $ 35,576,493 ) ........................
35,576,493 8 .23

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
a a a
Total Short Term Investments (Cost $ 35,576,493 ) .........................
35,576,493 8 .23
a
Total Investments (Cost $ 448,122,326 ) ..................................
$440,686,673 101 .99
Other Assets, less Liabilities ...........................................
(8,619,065) ( 1 .99 )
Net Assets ...........................................................
$432,067,608 100.00
See Abbreviations on page 30 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.01% of net assets.
a
Non-income producing.
b
See Note 3(d) regarding investments in affiliated management investment companies.
c
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2024, the aggregate value of these securities was $21,621,259, representing 5.0% of net assets.
e
See Note 1(d) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
Income may be received in additional securities and/or cash.
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
See Note 10 regarding unfunded loan commitments.
k
See Note 7 regarding holdings of 5% voting securities.
l
See Note 1(b) regarding joint repurchase agreement.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
January 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Floating Rate
Master Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $405,459,826
Cost - Non-controlled affiliates (Note 3 d and  7 ) ................................................... 7,086,007
Cost - Unaffiliated repurchase agreements ...................................................... 35,576,493
Value - Unaffiliated issuers .................................................................. $398,291,905
Value - Non-controlled affiliates (Note 3 d and  7 ) .................................................. 6,818,275
Value - Unaffiliated repurchase agreements ...................................................... 35,576,493
Cash .................................................................................... 3,183,274
Receivables:
Investment securities sold ................................................................... 2,224,112
Dividends and interest ..................................................................... 2,666,278
Unrealized appreciation on unfunded loan commitments (Note 10 ) ...................................... 65
Total assets .......................................................................... 448,760,402
Liabilities:
Payables:
Investment securities purchased .............................................................. 13,132,844
Management fees ......................................................................... 170,492
Trustees' fees and expenses ................................................................. 1,006
Distributions to shareholders ................................................................. 3,338,017
Accrued expenses and other liabilities ........................................................... 50,435
Total liabilities ......................................................................... 16,692,794
Net assets, at value ................................................................. $432,067,608
Net assets consist of:
Paid-in capital ............................................................................. $836,195,738
Total distributable earnings (losses) ............................................................. (404,128,130)
Net assets, at value ................................................................. $432,067,608
Shares outstanding ......................................................................... 59,537,073
Net asset value and maximum offering price per share ($432,067,608÷59,537,073 shares outstanding)
a
.......... $7.26
a
Net asset value per share may not recalculate due to rounding.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the six months ended January 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Floating Rate
Master Series
Investment income:
Dividends: (net of foreign taxes of $10,311)
Unaffiliated issuers ........................................................................ $204,556
Non-controlled affiliates (Note 3 d and  7 ) ........................................................ 276,121
Interest:
Unaffiliated issuers ........................................................................ 19,731,132
Total investment income ................................................................... 20,211,809
Expenses:
Management fees (Note 3 a ) ................................................................... 1,110,968
Custodian fees ............................................................................. 2,209
Reports to shareholders fees .................................................................. 801
Professional fees ........................................................................... 68,334
Trustees' fees and expenses .................................................................. 3,223
Other .................................................................................... 15,425
Total expenses ......................................................................... 1,200,960
Expenses waived/paid by affiliates (Note 3 d and  3 e ) .............................................. (89,979)
Net expenses ......................................................................... 1,110,981
Net investment income ................................................................ 19,100,828
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (3,070,478)
Non-controlled affiliates (Note 3 d and 7 ) ....................................................... (4,460)
Foreign currency transactions ................................................................ (1,420)
Net realized gain (loss) .................................................................. (3,076,358)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 11,511,439
Non-controlled affiliates (Note 3 d and 7 ) ....................................................... 42,954
Unfunded loan commitments ................................................................. 9,032
Net change in unrealized appreciation (depreciation) ............................................ 11,563,425
Net realized and unrealized gain (loss) ............................................................ 8,487,067
Net increase (decrease) in net assets resulting from operations .......................................... $27,587,895

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Series
Six Months Ended
January 31, 2024
(unaudited)
Year Ended
July 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $19,100,828 $39,484,253
Net realized gain (loss) ................................................. (3,076,358) (24,595,847)
Net change in unrealized appreciation (depreciation) ........................... 11,563,425 32,636,091
Net increase (decrease) in net assets resulting from operations ................ 27,587,895 47,524,497
Distributions to shareholders .............................................. (20,259,644) (41,294,993)
Capital share transactions (Note 2 ) .......................................... 35,032,626 (233,130,208)
Net increase (decrease) in net assets ................................... 42,360,877 (226,900,704)
Net assets:
Beginning of period ..................................................... 389,706,731 616,607,435
End of period .......................................................... $432,067,608 $389,706,731

Franklin Floating Rate Master Trust

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Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Floating Rate Master Series
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of two separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
Floating Rate Master Series (Fund) is included in this report.
The Fund's shares are exempt from registration under the
Securities Act of 1933.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Master Series
(continued)
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on January 31, 2024.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates
are generally the prime rate offered by a designated U.S.
bank, or the London Interbank Offered Rate (LIBOR), or the
Secured Overnight Financing Rate (SOFR). Senior secured
corporate loans often require prepayment of principal from
excess cash flows or at the discretion of the borrower. As
a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which
the Fund invests are generally readily marketable, but may
be subject to certain restrictions on resale.
e. Income Taxes
The Fund is a disregarded entity for U.S. income tax
purposes. As such, no provision has been made for income
taxes because all income, expenses, gains and losses are
allocated to a non-U.S. beneficial owner for inclusion in its individual income tax return, as applicable.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income in the
Statement of Operations. The Fund may receive other
income from investments in senior secured corporate loans
or unfunded commitments, including amendment fees,
consent fees or commitment fees. These fees are recorded
as income when received by the Fund. Facility fees are
recognized as income over the expected term of the loan.
Dividend income is recorded on the ex-dividend date except
for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. The Fund's
gross investment income is distributed to the owner daily
and paid monthly. Net capital gains (or losses) realized
by the Fund will not be distributed. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Master Series
(continued)
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
January 31, 2024
Year Ended
July 31, 2023
Shares Amount Shares Amount
Shares sold ................................... 20,025,956 $143,726,431 4,408,454 $30,884,222
Shares redeemed ............................... (15,139,883) (108,693,805) (37,870,071) (264,014,430)
Net increase (decrease) .......................... 4,886,073 $35,032,626 (33,461,617) $(233,130,208)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Floating Rate Master Series
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended January 31, 2024, the annualized gross effective investment management fee rate was 0.530% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2024, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.530% Up to and including $2.5 billion
0.450% Over $2.5 billion, up to and including $6.5 billion
0.430% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Senior Loan ETF .... $6,781,724 $— $— $— $36,551 $6,818,275 281,166 $276,121
Total Affiliated Securities ... $6,781,724 $— $— $— $36,551 $6,818,275 $276,121
3 . Transactions with Affiliates (continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Master Series
(continued)
e. Waiver and Expense Reimbursements
Advisers has voluntarily agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding interest expense, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations)
of the Fund do not exceed 0.53% based on the average net assets of the Fund. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end. Advisers may discontinue this waiver at any time upon notice to the
Board.
f. Other Affiliated Transactions
At January 31, 2024, Franklin Floating Rate Fund, PLC owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Income Taxes
At January 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2024, aggregated
$75,196,878 and $53,648,130, respectively.
6. Credit Risk
At January 31, 2024, the Fund had 78.8% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended January 31, 2024, investments in “affiliated companies” were as follows:
Cost of investments .......................................................................... $448,947,998
Unrealized appreciation ........................................................................ $10,985,408
Unrealized depreciation ........................................................................ (19,246,733)
Net unrealized appreciation (depreciation) .......................................................... $(8,261,325)
3 . Transactions with Affiliates (continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Master Series
(continued)
8. Shareholder Distributions
For the period ended January 31, 2024, the Fund made the following distributions:
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the period ended January 31, 2024, the Fund did not use the Global Credit Facility.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Onsite Rental Group
Operations Pty. Ltd.,
Escrow Account .... $ 597,306 $ — $ (599,249)
a
$ (4,460) $ 6,403 $ — 5,879,078 $ —
Quarternorth Energy
Holding, Inc. ...... 12,812,668 — — — —
b
—
b
—
b
—
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $13,409,974 $— $(599,249) $(4,460) $6,403 $— $—
a
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments corporate actions.
b
As of January 31, 2024, no longer an affiliate.
Payment Date Amount Per Share
8/31/2023 $0.059236
9/29/2023 0.056777
10/31/2023 0.055531
11/30/2023 0.056134
12/29/2023 0.065429
1/31/2024 0.055809
Total
$0.348916
7. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Floating Rate Master Series
(continued)
10. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At January 31, 2024, unfunded commitments were as follows:
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Borrower Unfunded Commitment
Franklin Floating Rate Master Series
Osmosis Buyer Ltd. $ 69,013
$ 69,013
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ 26,416,188 $ — $ 26,416,188
Management Investment Companies ......... 12,894,073 — — 12,894,073
Preferred Stocks ........................ — 3,695 — 3,695
Warrants .............................. — — 233 233
Corporate Bonds ........................ — 22,056,935 — 22,056,935
Senior Floating Rate Interests ............... — 343,739,056 — 343,739,056
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 35,576,493 — 35,576,493
Total Investments in Securities ........... $12,894,073 $427,792,367 $233 $440,686,673
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 65 $ — $ 65
Total Other Financial Instruments ......... $— $65 $— $65
a
Includes financial instruments determined to have no value.

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Floating Rate Master Series
(continued)
12. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)
– Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the
FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
LIBOR
London Interbank Offered Rate
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
TBD
To Be Determined

Franklin Floating Rate Master Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Your Fund’s Expenses
Franklin Floating Rate Income Fund
1
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/23
Ending
Account
Value 1/31/24
Expenses
Paid During
Period
8/1/23–1/31/24
1,2
Ending
Account
Value 1/31/24
Expenses
Paid During
Period
8/1/23–1/31/24
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,018.11 $3.03 $1,022.13 $3.04 0.60%

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended January
31, 2024
(unaudited)
Year Ended July 31,
2023 2022 2021 2020 2019
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.97 $7.67 $7.92 $7.34 $8.61 $9.45
Income from investment operations
a
:
Net investment income .............. 0.422
b
0.655
b
0.355
b
0.334
b
0.412 0.695
Net realized and unrealized gains (losses) (7.865) 0.256 (0.234) 0.596 (1.227) (0.827)
Total from investment operations ........ (7.443) 0.911 0.121 0.930 (0.815) (0.132)
Less distributions from:
Net investment income .............. (0.527) (0.616) (0.371) (0.350) (0.455) (0.708)
Net asset value, end of period .......... $— $7.97 $7.67 $7.92 $7.34 $8.61
Total return
c
....................... 1.81%
d
12.47% 1.52% 12.84% (9.74)% (1.48)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.69% 0.67% 0.65% 0.67% 0.73% 0.71%
Expenses net of waiver and payments by
affiliates .......................... 0.60% 0.60%
f
0.60%
f
0.60%
f
0.60%
f
0.60%
f
Net investment income ............... 10.47% 8.43% 4.41% 4.32% 5.42% 7.66%
Supplemental data
Net assets, end of period (000’s) ........ $— $409,664 $644,655 $650,531 $202,101 $325,091
Portfolio turnover rate ................ 8.72%
g
11.14% 53.90% 66.93%
g
67.04% 30.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Total return is calculated through January 19, 2024, which was the final day a net asset value was calculated.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(f).

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
January 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
Franklin
Floating Rate
Income Fund
Assets:
Cash .................................................................................... 3,712,122
Total assets .......................................................................... 3,712,122
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,145,083
Capital shares redeemed ................................................................... 489,667
Management fees ......................................................................... 66,451
Trustees' fees and expenses ................................................................. 765
Accrued expenses and other liabilities ........................................................... 10,156
Total liabilities ......................................................................... 3,712,122
Net assets, at value ................................................................. $—
Net assets consist of:
Paid-in capital ............................................................................. $88,421,464
Total distributable earnings (losses) ............................................................. (88,421,464)
Net assets, at value ................................................................. $—
Shares outstanding ......................................................................... —
Net asset value per share
a
.................................................................... $—
a
Net asset value per share may not recalculate due to rounding.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the six months ended January 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
Franklin
Floating Rate
Income Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3d and 7) ........................................................ $710,795
Interest:
Unaffiliated issuers:
Payment-in-kind ......................................................................... 696,939
Paid in cash
a
........................................................................... 9,842,203
Total investment income ................................................................... 11,249,937
Expenses:
Management fees (Note 3 a ) ................................................................... 657,507
Reports to shareholders fees .................................................................. 9
Professional fees ........................................................................... 32,171
Trustees' fees and expenses .................................................................. 2,634
Other .................................................................................... 10,259
Total expenses ......................................................................... 702,580
Expenses waived/paid by affiliates (Note 3d and 3e) .............................................. (95,616)
Net expenses ......................................................................... 606,964
Net investment income ................................................................ 10,642,973
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
b
Unaffiliated issuers ...................................................................... (29,176,753)
Non-controlled affiliates (Note 3 d and 7 ) ....................................................... 7,034,597
Foreign currency transactions ................................................................ (48)
Net realized gain (loss) .................................................................. (22,142,204)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 16,981,625
Non-controlled affiliates (Note 3 d and 7 ) ....................................................... (7,332,881)
Net change in unrealized appreciation (depreciation) ............................................ 9,648,744
Net realized and unrealized gain (loss) ............................................................ (12,493,460)
Net increase (decrease) in net assets resulting from operations .......................................... $(1,850,487)
a
Includes amortization of premium and accretion of discount.
b
Includes losses from redemptions in-kind (Note 3f).

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
Franklin Floating Rate Income Fund
Six Months Ended
January 31, 2024
(unaudited)
Year Ended
July 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $10,642,973 $42,076,702
Net realized gain (loss) ................................................. (22,142,204) (16,257,112)
Net change in unrealized appreciation (depreciation) ........................... 9,648,744 31,350,335
Net increase (decrease) in net assets resulting from operations ................ (1,850,487) 57,169,925
Distributions to shareholders .............................................. (13,263,109) (39,425,867)
Capital share transactions (Note 2 ) .......................................... (394,550,206) (252,735,616)
Net increase (decrease) in net assets ................................... (409,663,802) (234,991,558)
Net assets:
Beginning of period ..................................................... 409,663,802 644,655,360
End of period .......................................................... $— $409,663,802

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
Franklin Floating Rate Income Fund
6
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of two separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
Floating Rate Master Series (Fund) is included in this report.
The Fund's shares are exempt from registration under the
Securities Act of 1933.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
7
franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income in the
Statement of Operations. The Fund may receive other
income from investments in senior secured corporate loans
or unfunded commitments, including amendment fees,
consent fees or commitment fees. These fees are recorded
as income when received by the Fund. Facility fees are
recognized as income over the expected term of the loan.
Dividend income is recorded on the ex-dividend date except
for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. The Fund's
gross investment income is distributed to the owner daily
and paid monthly. Net capital gains (or losses) realized
by the Fund will not be distributed. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
8
franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
January 31, 2024
Year Ended
July 31, 2023
Shares Amount Shares Amount
Shares issued in reinvestment of distributions .......... 3,838 30,820 611 4,784
Shares redeemed in-kind (Note 3f) .................. (27,820,363) (213,323,907) — —
Shares redeemed ............................... (23,553,468) (181,257,119) (32,705,293) (252,740,400)
Net increase (decrease) .......................... (51,369,993) $(394,550,206) (32,704,682) $(252,735,616)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
9
franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended January 31, 2024, the annualized gross effective investment management fee rate was 0.647% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2024, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.650% Up to and including $500 million
0.550% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $1.5 billion
0.450% Over $1.5 billion, up to and including $6.5 billion
0.425% Over $6.5 million, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.003% $48,312,182 $164,017,616 $(212,329,798) $— $— $— — $710,795
Total Affiliated Securities ... $48,312,182 $164,017,616 $(212,329,798) $— $— $— $710,795
3 . Transactions with Affiliates (continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
10
franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding interest expense, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 0.60% based on the average net assets until November 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
f. Other Affiliated Transactions
During the period ended January 31, 2024, the Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return
Fund, and Franklin Total Return Fund, series of Franklin Investors Securities Trust, and Franklin Strategic Income Fund, a
series of Franklin Strategic Series, and Franklin Strategic Income VIP Fund, a series of Franklin Templeton Variable Insurance
Products Trust, (the Affiliated Funds) fully redeemed out of the Fund. On August 4, 2023 and January 22, 2024, the Fund
delivered portfolio securities and cash that were transferred in-kind to the Affiliated Funds, which included $10,323,060 of net realized losses. As such losses are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized losses to paid-in capital.
4. Upcoming Liquidation
On February 26, 2024, the Board approved a proposal to liquidate the Fund. The Fund liquidated on February 28, 2024.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2023, the capital loss carryforwards were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2024, aggregated
$13,781,207 and $88,480,887, respectively. Purchases and sales of investments excluded in-kind transactions of $- and
$196,704,245, respectively.
7. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended January 31, 2024, investments in “affiliated companies” were as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $5,026,060
Long term ................................................................................ 113,977,009
Total capital loss carryforwards ............................................................... $119,003,069
3 . Transactions with Affiliates (continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
11
franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. The Fund did not renew the Global Credit Facility.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the period ended January 31, 2024, the Fund did not use the Global Credit Facility.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End of Period
Investment
Income
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Onsite Rental Group
Operations Pty Ltd .. $ 785,724 $ — $ (788,279)
a
$ (5,867) $ 8,422 $ —
b
— $ —
Quarternorth Energy
Holding, Inc. ...... 45,978,151 — (45,677,312) 7,040,464 (7,341,303) —
b
— —
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $46,763,875 $— $(46,465,591) $7,034,597 $(7,332,881) $— $—
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of January 31, 2024, no longer held by the fund.
7. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Floating Rate Master Trust
Shareholder Information
12
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Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.       N/A

Item 5.  Audit Committee
of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a)
Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  March 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  March 28, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  March 28, 2024